Stockholders' Equity: (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Stockholders' equity:
Schedule of activity for stock options
		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, March 31, 2014	288,667	1.20	1.50	$—

Exercisable, March 31, 2014	288,667	$1.20	1.50	$—

	Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20	2.25
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, June 30, 2013	288,667	1.20	2.25	$—

Exercisable, June 30, 2013	288,667	$1.20	2.25	$—